MFS(R) INSTITUTIONAL TRUST:

                   MFS Institutional International Equity Fund

                        Supplement to Current Prospectus:

Effective October 1, 2009, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows, with respect to the Institutional International Equity Fund only:

Portfolio Manager(s):

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

------------------------------ -------------------------- ------------------- --------------------------------------
Portfolio Manager              Primary Role               Since               Title and Five Year History
------------------------------ -------------------------- ------------------- --------------------------------------
------------------------------ -------------------------- ------------------- --------------------------------------
Marcus L. Smith                Portfolio Manager          2001                Investment Officer of MFS; employed
                                                                              in the investment area of MFS
                                                                              since1994.
------------------------------ -------------------------- ------------------- --------------------------------------
------------------------------ -------------------------- ------------------- --------------------------------------
Daniel Ling                    Portfolio Manager          October 2009        Investment Officer of MFS; employed
                                                                              in the investment area of MFS since
                                                                              2006; Investment Manager for Lion
                                                                              Capital Management in Singapore
                                                                              prior to 2006.
------------------------------ -------------------------- ------------------- --------------------------------------




               The date of this Supplement is September 8, 2009.